SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions	Jan. 03, 2025	Nov. 15, 2023	Aug. 16, 2023	May 17, 2023	Mar. 06, 2023	Nov. 16, 2022	Aug. 22, 2022	May 24, 2022	Mar. 14, 2022	Dec. 02, 2021	May 28, 2021	Jan. 29, 2021	Feb. 27, 2024
Subsequent Event [Line Items]
Cash dividend paid (in USD per share)		$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08
Progressive Produce
Subsequent Event [Line Items]
Sale of division													$ 120.3
Progressive Produce | Progressive Produce
Subsequent Event [Line Items]
Ownership percentage													65.00%
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Progressive Produce
Subsequent Event [Line Items]
Sale of division													$ 117.8
Subsequent Event
Subsequent Event [Line Items]
Cash dividend paid (in USD per share)	$ 0.08
Value of cash dividend paid	$ 7.6